[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                   SUPPLEMENT DATED AUGUST 17, 2005
LOGO (R)]             TO THE LONG-TERM, INTERMEDIATE-TERM,
                 SHORT-TERM, AND TAX EXEMPT MONEY MARKET FUNDS'
                        PROSPECTUS DATED AUGUST 1, 2005


EFFECTIVE SEPTEMBER 26, 2005, THE PROSPECTUS IS AMENDED AS FOLLOWS:

THE SECOND PARAGRAPH UNDER THE SECTION "HOW TO REDEEM" ON PAGE 37 IS AMENDED TO READ AS FOLLOWS:

We will send you your money within seven days after the effective date of redemption. With respect to the Tax Exempt Money Market Fund, if you call us before 10:30 a.m. Eastern Time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. For all of the Funds, payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

THE FIRST PARAGRAPH UNDER THE SECTION "DIVIDENDS AND OTHER DISTRIBUTIONS" ON PAGE 44 IS AMENDED TO READ AS FOLLOWS:

Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the Tax Exempt Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern Time on the same day. For all of the Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the Tax Exempt Money Market Fund with a same-day wire request before 10:30 a.m. Eastern Time, however, the shares will not earn dividends that same day.

Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

                                                                      50840-0805

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                   SUPPLEMENT DATED AUGUST 17, 2005
LOGO (R)]                  TO THE CALIFORNIA BOND AND
                         CALIFORNIA MONEY MARKET FUNDS'
                        PROSPECTUS DATED AUGUST 1, 2005


EFFECTIVE SEPTEMBER 26, 2005, THE PROSPECTUS IS AMENDED AS FOLLOWS:

THE SECOND PARAGRAPH UNDER THE SECTION "HOW TO REDEEM" ON PAGE 34 IS AMENDED TO READ AS FOLLOWS:

We will send you your money within seven days after the effective date of redemption. With respect to the California Money Market Fund, if you call us before 10:30 a.m. Eastern Time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

THE FIRST PARAGRAPH UNDER THE SECTION "DIVIDENDS AND OTHER DISTRIBUTIONS" ON PAGE 41 IS AMENDED TO READ AS FOLLOWS:

Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the California Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern Time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the California Money Market Fund with a same-day wire request before 10:30 a.m. Eastern Time, however, the shares will not earn dividends that same day.

Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

                                                                      50841-0805

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                   SUPPLEMENT DATED AUGUST 17, 2005
LOGO (R)]                   TO THE NEW YORK BOND AND
                          NEW YORK MONEY MARKET FUNDS'
                        PROSPECTUS DATED AUGUST 1, 2005


EFFECTIVE SEPTEMBER 26, 2005, THE PROSPECTUS IS AMENDED AS FOLLOWS:

THE SECOND PARAGRAPH UNDER THE SECTION "HOW TO REDEEM" ON PAGES 34 AND 35 IS AMENDED TO READ AS FOLLOWS:

We will send you your money within seven days after the effective date of redemption. With respect to the New York Money Market Fund, if you call us before 10:30 a.m. Eastern Time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

THE FIRST PARAGRAPH UNDER THE SECTION "DIVIDENDS AND OTHER DISTRIBUTIONS" ON PAGE 41 IS AMENDED TO READ AS FOLLOWS:

Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the New York Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern Time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the New York Money Market Fund with a same-day wire request before 10:30 a.m. Eastern Time, however, the shares will not earn dividends that same day.

Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

                                                                      50842-0805

[USAA                      USAA TAX EXEMPT FUND, INC.
EAGLE                   SUPPLEMENT DATED AUGUST 17, 2005
LOGO (R)]                   TO THE VIRGINIA BOND AND
                          VIRGINIA MONEY MARKET FUNDS'
                        PROSPECTUS DATED AUGUST 1, 2005


EFFECTIVE SEPTEMBER 26, 2005, THE PROSPECTUS IS AMENDED AS FOLLOWS:

THE SECOND PARAGRAPH UNDER THE SECTION "HOW TO REDEEM" ON PAGE 34 IS AMENDED TO READ AS FOLLOWS:

We will send you your money within seven days after the effective date of redemption. With respect to the Virginia Money Market Fund, if you call us before 10:30 a.m. Eastern Time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

THE FIRST PARAGRAPH UNDER THE SECTION "DIVIDENDS AND OTHER DISTRIBUTIONS" ON PAGE 41 IS AMENDED TO READ AS FOLLOWS:

Distributions from each Fund's net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the Virginia Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern Time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the Virginia Money Market Fund with a same-day wire request before 10:30 a.m. Eastern Time, however, the shares will not earn dividends that same day.

Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.


                                                                      50843-0805